NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2022
NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS
Schedule of the computation of the basic and diluted net income per share

The basic and diluted net (loss)/income per share for each of the years presented are calculated as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(692,748)	1,032,984	1,194,871
Denominator:
Weighted average number of ordinary shares outstanding, basic	180,301,898	169,029,826	174,695,959
Plus incremental weighted average ordinary shares from assumed vesting of RSUs using the treasury stock method(i)	—	1,560,377	695,373
Weighted average number of ordinary shares outstanding, diluted	180,301,898	170,590,203	175,391,332

Basic net (loss)/income per share	(3.8422)	6.1113	6.8397
Diluted net (loss)/income per share	(3.8422)	6.0554	6.8126
(i)	There were 592,249 RSUs, nil and nil, which were excluded from the computation of diluted net (loss)/income per share for 2020, 2021 and 2022 because their effect was anti-dilutive.